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                        PAINEWEBBER S&P 500 INDEX FUND

      Supplement to the Prospectus and Statement of Additional Information
                            dated September 30, 2000


                                                                    June 4, 2001

Dear Investor,

     This is a supplement to the Prospectus and Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following:

     .  PaineWebber S&P 500 Index Fund has been renamed:

                          "Brinson S&P 500 Index Fund"

     . PaineWebber Index Trust, of which PaineWebber S&P 500 Index Fund is a series, has been renamed:

                             "Brinson Index Trust"


                                                                    Item #ZS-106